422 Fleming Street, Suite 7

Key West, FL 33040

866-862-1719 (P) & (F)

March 25, 2015

VIA EDGAR

US Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	Timothy Plan Preliminary Proxy Statement

File Nos. 811-08228 and 333-73248

Ladies and Gentlemen:

On behalf of the Timothy Plan (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant’s Preliminary Proxy Statement which will be used in connection with a special meeting of the shareholders of the Timothy Plan Defensive Strategies Fund (the “Fund”), a separate series of the Trust, to be held on Wednesday, May 13, 2015 (the “Special Meeting”). This Preliminary Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy. This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about April     , 2015.

The matters to be considered at the Special Meeting will be:

Proposal 1:	To replace the fundamental investment limitations of the Fund with new updated fundamental investment limitations:

	Proposal 1a:	To amend the fundamental investment limitation with respect to borrowing money and issuing senior securities;

Proposal 1b:

To amend the fundamental investment limitation with respect to purchasing and selling commodities, and to add a restriction allowing the Fund to purchase and sell gold and other precious metals in amounts not to exceed ten percent (10%) of the Fund’s net assets, in the aggregate;

	Proposal 1c:	To amend the fundamental investment limitation with respect to concentrating investments in a particular industry or group of industries;

	Proposal 1d:	To amend the fundamental investment limitation with respect to investing in real estate;

	Proposal 1e:	To amend the fundamental investment limitation with respect to underwriting securities;

	Proposal 1f:	To amend the fundamental investment limitation with respect to loans:

	Proposal 1g:	To eliminate fundamental investment limitations no longer required by law.

Proposal 2:

To transact any other business, not currently contemplated, that may properly come before the special meeting of shareholders or any adjournment thereof in the discretion of the proxies or their substitutes.

Please direct all questions or comments regarding the foregoing to me at 866-862-1719. Thank you for your consideration.

Sincerely,

DAVID D. JONES, Esq.